ACCOUNTS RECEIVABLES, NET	6 Months Ended
Jun. 30, 2026
Credit Loss [Abstract]
ACCOUNTS RECEIVABLES, NET

NOTE 4 －ACCOUNTS RECEIVABLES, NET

Accounts receivable, net consists of the following:

	As of
	December 31, 2025	June 30, 2026
Accounts receivable	$70,502,399	$75,278,185
Accounts receivable, related parties	5,763,509	-
	76,265,908	75,278,185
Less: allowance for expected credit losses	(255,199)	(467,104)
Accounts receivable, net	$76,010,709	$74,811,081

The following table presents the activities in the allowance for expected credit losses:

	As of
	December 31, 2025	June 30, 2026
Balance at beginning of year/period	$59,124	$255,199
Allowance for expected credit losses	196,075	211,905
Balance at end of year/period	$255,199	$467,104

The Company generally conducts its business with creditworthy third parties in export sales and leather trading, by offering the credit terms ranging from 7 to 115 days. The Company determines, on a continuing basis, the probable losses and an allowance of expected credit loss, based on several factors including internal risk ratings, customer credit quality, payment history, historical bad debt/write-off experience and forecasted economic and market conditions. Accounts receivables are written off after exhaustive collection efforts occur and the receivable is deemed uncollectible. In addition, receivable balances are monitored on an ongoing basis and its exposure to bad debts is not significant.

For the six months ended June 30, 2025 and 2026, the Company evaluated the probable losses on accounts receivable and recorded the provision for allowance for expected credit losses of $4,665 and $211,905, respectively.